Employee benefits, Net cost for period (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Details for net cost [Abstract]
Interest cost	$ 44	$ (44)
Net cost for the period	10,578	10,949
Pensions and Seniority Premiums [Member]
Details for net cost [Abstract]
Current service cost	1,409	(10,164)
Interest cost	4,798	6,062
Net cost for the period	6,207	(4,102)
Termination of Employment [Member]
Details for net cost [Abstract]
Current service cost	2,044	13,620
Interest cost	2,327	1,431
Net cost for the period	$ 4,371	$ 15,051